As filed with the Securities and Exchange Commission on May 11, 2010
1933 Act Registration No. 333-148917
1940 Act Registration No. 811-08559
CIK No. 0001051629
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 4

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 80

Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Exact Name of Registrant)

Lincoln VULone2007

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, NY 13202
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
(Name and Address of Agent for Service)

Copy to:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration
Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the
Registrant for the fiscal year ending
December 31, 2009 was filed March 23, 2010.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b)
/ / on May 1, 2010 pursuant to paragraph (b)
/x/ 60 days after filing pursuant to paragraph (a)(1)
/ / on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ / This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be
 October 22, 2009.

PART A

The prospectuses for Lincoln VULone 2007 variable universal life policies, as supplemented, are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-148917) filed on April 6, 2010 and to the definitive 497 Filing filed on May 4, 2010.

PART B

The Statements of Additional Information for Lincoln VULone 2007 variable universal life policies are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-148917) filed on April 6, 2010 and to the definitive 497 Filing filed on May 4, 2010.

PART C - OTHER INFORMATION

Item 27. EXHIBITS

(1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account(2)

(2) N/A

(3)           (a) Principal Underwriting Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. (5)

(4)           (a) Policy Form LN696 NY (8)

(b) Change of Insured Rider - Policy Form LR496 NY(6)

(c) Estate Tax Repeal Rider - Policy Form LR511 NY(9)

(d) No-Lapse Enhancement Rider - Policy Form LR696-07 NY (8)

(e) Overloan Protection Rider - Policy Form LR540 (8)

(f) Premium Reserve Rider - Policy Form LR543 NY (8)

(g) Waiver of Monthly Deduction Rider - Policy Form LR436 LNY, LR437
LNY(3)

(5)           (a) Application - Policy Form LFF06321-18 (13)

(b) Addendum to Application - Policy Form LFF06322-18 (13)

(6)           (a) Articles of Incorporation of Lincoln Life & Annuity Company of New
York(1)

(b) Bylaws of Lincoln Life & Annuity Company of New York(1)

(7)           Form of Reinsurance Contracts (8)

(8)           Fund Participation Agreements, and amendments thereto, between Lincoln Life
& Annuity Company of New York and:

(a) AllianceBernstein Variable Products Series Fund, Inc. (10)

(b) American Funds Insurance Series(10)

(c) American Century Investments Variable Portfolios, Inc. (10)

(d) BlackRock Variable Series Funds, Inc. (10)

(e) Delaware VIP Trust(10)

(f) DWS Variable Series II (10)

(g) Fidelity Variable Insurance Products(10)

(h) Franklin Templeton Variable Insurance Products Trust(10)

(i) Lincoln Variable Insurance Products Trust(10)

(j) MFS Variable Insurance Trust(7)

(k) PIMCO Variable Insurance Trust (10)

(9)           (a) Accounting and Financial Administration Services Agreement dated
October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance
Company and Lincoln Life & Annuity Company of New York.(11)

(b) Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004.(4)

(10) Not applicable.

(11) Opinion and Consent of John L. Reizian, Esquire (Filed herewith)

(12) Not Applicable.

(13) Not Applicable.

(14) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (Filed by Amendment)

(15) Not applicable.

(16) Not applicable.

(17) Compliance Procedures(10)

___________________________________________________________
(1) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(3) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42507) filed on December 17, 1997.

(4) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.

(5) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.

(6) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.

(7) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-4 (File No. 333-141768) filed on April 2, 2009.

(8) Incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008.

(9) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-52194) filed on November 13, 2001.

(10) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

(11) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) on November 28, 2007.

(12) Incorporated by reference to Post-Effective Amendment No. 33 on Form N-4 (File No. 333-63505) filed on January 25, 2010.

(13) Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File N. 333-148917) filed on April 2, 2009.

Item 27. Directors and Officers of the Depositor

Name                                                          Positions and Offices with Depositor
--------------------------------                                      ------------------------------------------------------------------------
Charles C. Cornelio**	Executive Vice President and Chief Administrative Officer and Director
Frederick J. Crawford**	Executive Vice President, Chief Financial Officer and Director
Robert W. Dineen***                                         Director
Lawrence A. Samplatsky****                           Vice President and Chief Compliance Officer
Dennis R. Glass**                                                President, Chief Executive Officer and Director
George W. Henderson, III                                   Director
Granville Capital
300 North Greene Street
Greensboro, NC 27401
Mark E. Konen*****                                           Senior Vice President and Director
M. Leanne Lachman                                             Director
870 United Nations Plaza, #19-E
New York, NY 10017
Louis G. Marcoccia                                               Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 South Crouse Avenue
Syracuse, NY 13244
Patrick S. Pittard                                                     Director
20 Cates Ridge
Atlanta, GA 30327
Robert O. Sheppard*                                             Second Vice President, Secretary and General Counsel

* Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY
13202

** Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

*** Principal business address is Center Square West Tower, 1500 Market
Street, Suite 3900, Philadelphia, PA 19102-2112

**** Principal business address is 350 Church Street, Hartford, CT 06103

***** Principal business address is 100 North Greene Street, Greensboro, NC
27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (12)

Item 29. Indemnification

(a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions.  Indemnification is permitted by, and is subject to the requirements of, New York law.

(b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. currently serves as Principal Underwriter for; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R

for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                                                             Positions and Offices with Underwriter
------------------------                                                      ---------------------------------------------------------------------

Anant Bhalla*                                                                 Vice President and Treasurer
Patrick J. Caulfield**                                                      Vice President and Chief Compliance Officer
Joel Schwartz*                                                         Vice President and Director
James Ryan*                                                           Vice President and Director
Keith S. Ryan***                                                        Vice President and Chief Financial Officer
Wilford H. Fuller*                                                           President, Chief Executive Officer and Director
Linda Woodward***                                                     Secretary

* Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

** Principal business address is 350 Church Street, Hartford, CT 06103

*** Principal business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

**** Principal business address is 100 Madison Street, Suite 1860, Syracuse,
NY 13202

(c) N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment Number 4 to the Registration Statement (File No.: 333-148917; 811-08559; CIK: 0001051629) on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut, on the 12th day of May, 2010.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

Lincoln Life & Annuity Flexible Premium Variable Life Account M
(Registrant)

/s/ Joshua R. Durand
By: ______________________________________
Joshua R. Durand
Assistant Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

/s/ Joshua R. Durand
By:  ____________________________________
Joshua R. Durand
Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 4 to the Registration Statement on Form N-6 (File No.: 333-148917; 811-08559; CIK: 0001051629) has been signed below on May 12, 2010 by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________                                                                           Executive Vice President; Chief Administration Officer and
Charles C. Cornelio                                                                Director

/s/ Frederick J. Crawford *
______________________________                                                                           Executive Vice President, Chief Financial Officer and Director
Frederick J. Crawford

/s/ C. Phillip Elam II *
______________________________                                                                           Senior Vice President, Chief Investment Officer
C. Phillip Elam II

/s/ Robert W. Dineen *
______________________________                                                                           Director
Robert W. Dineen

/s/ George W. Henderson, III *
______________________________                                                                           Director
George W. Henderson, III

/s/ Mark E. Konen *
______________________________                                                                           Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                                                                           Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                           Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                           Director
Patrick S. Pittard

/s/ John L. Reizian
*By:________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement